Content Assets (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Content	$ 1,639,251	$ 1,325,397
Less accumulated amortization	(249,663)	(97,722)
Content, net	1,389,588	1,227,675
Amortization of content assets	$ 151,941	$ 74,948